Basis of preparation, significant judgments, and accounting policies, Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2023
IT Equipment [Member]
Property, plant and equipment [Abstract]
Estimated useful life	3 years
Office Equipment [Member]
Property, plant and equipment [Abstract]
Estimated useful life	3 years
Medical Equipment [Member]
Property, plant and equipment [Abstract]
Estimated useful life	2 years